Share based compensation (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share option transactions related to the Seadrill Scheme

The following summarizes share option transactions related to the Seadrill Scheme in 2014, 2013 and 2012:

	2014		2013		2012
	Options	Weighted average exercise price $	Options	Weighted average exercise price $	Options	Weighted average exercise price $
Outstanding at beginning of year	2,838,758	28.53	3,875,891	29.88	5,420,438	26.16
Granted	—	—	270,000	45.66	181,012	37.41
Exercised	(461,477)	20.19	(700,418)	22.60	(1,415,000)	16.39
Forfeited	(136,165)	34.57	(606,715)	32.30	(312,559)	30.84
Outstanding at end of year	2,241,116	35.10	2,838,758	28.53	3,875,891	29.88
Exercisable at end of year	1,169,584	27.38	1,080,306	27.38	1,164,214	21.19